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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 12,31,2011

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 440 S. LaSalle St., 4th Floor
Chicago, IL 60605
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:45
Form SH Information Table Value Total:998817

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
ABBOTT LABS             COM         002824100      2944       52363 SH          Sole                                52363
ADOBE SYS INC           COM         00724F101       254        9016 SH          Sole                                9016
AUTOMATIC DATA PROCESSI COM  053015 053015103       484        8976 SH          Sole                                8976
AMERICAN ELEC PWR INC   COM         025537101      3282       79453 SH          Sole                                79453
ALEXION PHARMACEUTICALS COM         015351109       243        3401 SH          Sole                                3401
AMGEN INC               COM         031162100      1033       16099 SH          Sole                                16099
AMAZON COM INC          COM  023135 023135106      1445        8352 SH          Sole                                8352
BED BATH & BEYOND INC   COM  075896 075896100       260        4493 SH          Sole                                4493
BROADCOM CORP           CL A  11132 111320107       262        8926 SH          Sole                                8926
CELGENE CORP            COM         151020104       551        8154 SH          Sole                                8154
C H ROBINSON WORLDWIDE  COM NEW  12 12541W209       210        3015 SH          Sole                                3015
COSTCO WHSL CORP NEW    COM  22160K 22160K105     10467      125627 SH          Sole                                125627
COGNIZANT TECHNOLOGY SO CL A        192446102       356        5549 SH          Sole                                5549
CHEVRON CORP NEW        COM  166764 166764100      4482       42132 SH          Sole                                42132
DELL INC                COM         24702R101      2387      163202 SH          Sole                                163202
EBAY INC                COM  278642 278642103       719       23710 SH          Sole                                23710
EXPRESS SCRIPTS INC     COM  302182 302182100       398        8917 SH          Sole                                8917
FASTENAL CO             COM  311900 311900104       236        5422 SH          Sole                                5422
GILEAD SCIENCES INC     COM  375558 375558103       564       13796 SH          Sole                                13796
SPDR GOLD TRUST         GOLD SHS    78463V107     47436      312104 SH          Sole                                312104
GOOGLE INC              CL A  38259 38259P508      3037        4702 SH          Sole                                4702
HOME DEPOT INC          COM         437076102      4870      115861 SH          Sole                                115861
INTEL CORP              COM         458140100      6773      279304 SH          Sole                                279304
INTUIT                  COM         461202103       287        5465 SH          Sole                                5465
MCDONALDS CORP          COM         580135101     11896      118570 SH          Sole                                118570
NETAPP INC              COM         64110D104       245        6767 SH          Sole                                6767
NEWS CORP               CL A  65248 65248E104      2647      148394 SH          Sole                                148394
ORACLE CORP             COM  68389X 68389X105      2376       92653 SH          Sole                                92653
PAYCHEX INC             COM  704326 704326107       200        6656 SH          Sole                                6656
PACCAR INC              COM         693718108       246        6579 SH          Sole                                6579
PRICELINE COM INC       COM NEW     741503403       427         914 SH          Sole                                914
PHILIP MORRIS INTL INC  COM         718172109     11084      141241 SH          Sole                                141241
QUALCOMM INC            COM         747525103      1688       30874 SH          Sole                                30874
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104     34048      609869 SH          Sole                                609869
ROSS STORES INC         COM         778296103       201        4246 SH          Sole                                4246
STARBUCKS CORP          COM  855244 855244109       629       13691 SH          Sole                                13691
SANDISK CORP            COM  80004C 80004C101       217        4413 SH          Sole                                4413
SPDR TR                 UNIT SER 1  78462F103    824980     6573550 SH          Sole                                6573550
SYMANTEC CORP           COM  871503 871503108       211       13539 SH          Sole                                13539
TEVA PHARMACEUTICAL IND ADR  881624 881624209       518       12856 SH          Sole                                12856
UNITED STATES OIL FUND  UNITS       91232N108     12903      338591 SH          Sole                                338591
VODAFONE GROUP PLC NEW  SPONS ADR N 92857W209       472       16871 SH          Sole                                16871
WHOLE FOODS MKT INC     COM  966837 966837106       229        3297 SH          Sole                                3297
WYNN RESORTS LTD        COM  983134 983134107       253        2295 SH          Sole                                2295
YAHOO INC               COM         984332106       367       22780 SH          Sole                                22780